UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 96.2%
Australia 8.3%
Abacus Property Group	1,579,116	2,542,549
Aspen Group	1,656,362	3,202,989
Becton Property Group	202,611	668,845
Centro Properties Group	888,572	6,262,000
Centro Retail Group	2,725,255	3,693,382
Charter Hall Group	1,084,875	2,440,208
FKP Property Group	366,823	2,166,615
GPT Group	892,503	3,567,294
Lend Lease Corp., Ltd.	153,192	2,477,714
Macquarie DDR Trust	405,521	390,447
Macquarie Goodman Group	929,703	5,258,040

Macquarie Leisure Trust Group	256,232	632,318
Stockland	654,149	4,313,567
Valad Property Group	38,000	62,721
Westfield Group	418,092	6,958,384

(Cost $40,504,713)		44,637,073
Austria 0.2%
Conwert Immobilien Invest AG* (Cost $860,439)	40,000	880,592
Brazil 0.0%
Iguatemi Empresa de Shopping Centers SA* (Cost $219,372)	15,250	225,756
Canada 2.1%
Canadian Real Estate Investment Trust (REIT)	77,150	2,071,590
Cominar Real Estate Investment Trust (REIT) (Units)	106,300	2,172,958
Dundee Real Estate Investment Trust (REIT)	93,500	3,215,201
Morguard Real Estate Investment Trust (REIT) (Units)	295,950	4,032,303

(Cost $10,846,834)		11,492,052
Channel Islands 0.3%
Camper & Nicholsons Marina Investments Ltd.* (Cost $1,423,127)	1,100,000	1,515,244
China 1.1%
Guangzhou R&F Properties Co., Ltd.	1,500,600	3,334,026
Shui On Land Ltd.*	3,000,000	2,495,681

(Cost $5,360,583)		5,829,707
Denmark 0.1%
Sjaelso Gruppen AS (Cost $603,199)	2,000	670,521
Finland 0.6%
Technopolis Oyj (Cost $2,777,414)	300,000	3,045,738
France 2.5%
Fonciere des Regions	15,000	2,802,480
Gecina SA (REIT)	7,500	1,394,728
Icade*	50,000	3,673,588
Klepierre	8,000	1,547,876
Unibail	14,000	4,243,087

(Cost $12,470,320)		13,661,759
Germany 1.5%
Colonia Real Estate AG*	60,000	3,270,962
Deutsche Wohnen AG	55,000	2,891,848
DIC Asset AG	18,000	769,450
Patrizia Immobilien AG*	50,000	1,116,771

(Cost $8,158,006)		8,049,031
Hong Kong 7.5%
China Overseas Land & Investment Ltd.	1,136,000	1,429,178
China Resources Land Ltd.	470,000	565,431
Hang Lung Properties Ltd.	2,500,000	6,991,105
Hongkong Land Holdings Ltd.	1,700,000	7,922,000
Hopson Development Holdings Ltd.	700,000	1,757,727
Kerry Properties Ltd.	660,000	3,382,991
Link (REIT)	565,000	1,357,996
New World Development Co., Ltd.	2,000,000	4,535,739
Sun Hung Kai Properties Ltd.	1,100,000	12,712,613

(Cost $36,234,583)		40,654,780
Italy 0.5%
Risanamento SpA (Cost $1,996,723)	250,000	2,618,266
Japan 14.1%
AEON Mall Co., Ltd.	74,000	2,172,777

Japan Prime Realty Investment Corp. (REIT)	474	2,083,605
Japan Real Estate Investment Corp. (REIT)	379	5,017,311
Mitsubishi Estate Co., Ltd.	662,000	21,740,835
Mitsui Fudosan Co., Ltd.	634,000	18,615,411
Nippon Building Fund, Inc. (REIT)	379	6,271,639
Nomura Real Estate Office Fund, Inc. (REIT)	190	2,434,657
Sumitomo Realty & Development Co., Ltd.	358,000	13,579,939
Tokyu Land Corp.	378,000	4,307,994

(Cost $61,201,428)		76,224,168
Luxembourg 0.2%
Orco Property Group (Cost $590,507)	5,000	838,179
Malaysia 0.3%
IGB Corp. Bhd. (Cost $1,316,681)	2,000,000	1,451,916
Netherlands 0.5%
Eurocommercial Properties NV (REIT)	35,000	2,057,677
Rodamco Europe NV (REIT)	5,000	694,976

(Cost $2,540,974)		2,752,653
Norway 1.1%
NorGani Hotels ASA*	313,900	3,589,170
Norwegian Property ASA*	130,000	1,539,904
Scandinavian Property Development ASA*	125,620	1,054,015

(Cost $5,393,360)		6,183,089
Philippines 0.4%
Megaworld Corp. (Cost $1,233,229)	35,000,000	2,430,052
Russia 0.3%
Sistema Hals (GDR) (REG S)* (a)	50,000	611,500
Sistema Hals (GDR) (REG S)* (a)	100,000	1,223,000

(Cost $1,778,750)		1,834,500
Singapore 3.2%
Allgreen Properties Ltd.	1,890,000	2,180,074
Capitaland Ltd.	1,043,000	5,499,786
CapitaMall Trust (REIT)	1,890,000	4,684,046
Mapletree Logistics Trust (REIT)	470,000	399,631
Suntec Real Estate Investment Trust (REIT)	1,890,000	2,466,598
The Ascott Group Ltd.	2,000,000	2,254,227

(Cost $13,476,630)		17,484,362
South Africa 0.5%
Growthpoint Properties Ltd. (Units)	950,000	1,944,655
Madison Property Fund Managers Holdings Ltd. (Units)	650,000	743,676

(Cost $2,603,731)		2,688,331
Spain 0.2%
Renta Corporacion Real Estate SA* (Cost $742,062)	21,000	1,013,550
Sweden 0.9%
Castellum AB	30,000	433,923
Hufvudstaden AB "A"	140,000	1,603,941
Lennart Wallenstam Byggnads AB "B"	60,000	1,280,289
Wihlborgs Fastigheter AB	65,000	1,396,288

(Cost $3,603,669)		4,714,441
United Kingdom 12.9%
Big Yellow Group PLC	101,757	1,338,621
British Land Co. PLC (REIT)	335,000	10,073,027
Brixton PLC	230,000	2,301,499
Derwent Valley Holdings PLC	115,000	4,913,031

Equest Balkan Properties PLC*	700,000	1,591,006
Great Portland Estates PLC	280,000	4,275,743
Hammerson PLC	200,000	6,820,566
Hirco PLC*	400,000	3,180,045
Land Securities Group PLC	300,000	12,633,592
Minerva PLC*	300,000	2,253,679
Northern European Properties Ltd.*	1,000,000	1,683,171
Safestore Holdings Ltd.*	641,910	3,170,587
Slough Estates PLC	350,000	5,399,778
Songbird Estates PLC "B"	320,000	2,032,395
South African Property Opportunities PLC*	543,700	1,144,814
Terrace Hill Group PLC	939,469	2,361,757
Unite Group PLC	240,000	2,451,153
Workspace Group PLC (REIT)	220,000	2,178,704

(Cost $62,777,637)		69,803,168
United States 36.9%
AMB Property Corp. (REIT)	86,000	5,055,940
Apartment Investment & Management Co. "A" (REIT)	88,200	5,088,258
Archstone-Smith Trust (REIT)	239,050	12,975,634
AvalonBay Communities, Inc. (REIT)	74,400	9,672,000
BioMed Realty Trust, Inc. (REIT)	48,850	1,284,755
Boston Properties, Inc. (REIT)	21,600	2,535,840
Brookfield Properties Corp.	178,400	7,189,520
Cogdell Spencer, Inc. (REIT)	46,400	977,648
DiamondRock Hospitality Co. (REIT)	168,500	3,201,500
Digital Realty Trust, Inc. (REIT)	106,450	4,247,355
Equity Lifestyle Properties, Inc. (REIT)	55,000	2,970,550
Essex Property Trust, Inc. (REIT)	39,000	5,049,720
Eurocastle Investment Ltd. (REIT)	50,000	2,604,908
Federal Realty Investment Trust (REIT)	66,300	6,008,106
FelCor Lodging Trust, Inc. (REIT)	149,200	3,874,724
General Growth Properties, Inc. (REIT)	131,200	8,471,584
Health Care REIT, Inc. (REIT)	90,900	3,990,510
Highwoods Properties, Inc. (REIT)	10,150	400,824
Host Hotels & Resorts, Inc. (REIT)	231,750	6,097,342
LaSalle Hotel Properties (REIT)	61,750	2,862,730
LTC Properties, Inc. (REIT)	83,095	2,152,991
Mack-Cali Realty Corp. (REIT)	87,950	4,189,059
Nationwide Health Properties, Inc. (REIT)	107,950	3,374,517
Parkway Properties, Inc. (REIT)	36,050	1,883,613
ProLogis (REIT)	122,850	7,976,650
Public Storage, Inc. (REIT)	97,600	9,239,792
Regency Centers Corp. (REIT)	101,900	8,513,745
Senior Housing Properties Trust (REIT)	90,200	2,155,780
Simon Property Group, Inc. (REIT)	169,650	18,873,562
SL Green Realty Corp. (REIT)	76,250	10,459,975
Sovran Self Storage, Inc. (REIT)	8,100	448,821
Starwood Hotels & Resorts Worldwide, Inc.	96,200	6,238,570
Tanger Factory Outlet Centers, Inc. (REIT)	104,800	4,232,872
Taubman Centers, Inc. (REIT)	61,400	3,560,586
The Macerich Co. (REIT)	86,950	8,030,702
Vornado Realty Trust (REIT)	115,217	13,749,997

(Cost $192,617,439)		199,640,680

Total Common Stocks (Cost $471,331,410)		520,339,608

	Principal Amount (EUR)	Value ($)

Corporate Bonds 0.0%
Germany
Colonia Real Estate AG, 1.875%, 12/7/2011 (Cost $167,927)	126,000	190,321
	Shares	Value ($)

Closed End Investment Company 0.5%
United Kingdom 0.3%
North Real Estate Opportunities Fund Ltd.* (Cost $1,360,053)	1,000,000	1,389,284
United States 0.2%
Macau Property Opportunities Fund Ltd.* (Cost $945,829)	500,000	1,254,504

Total Closed End Investment Company (Cost $2,305,882)		2,643,788
Rights 0.0%
Austria
Conwert Immobilien Invest AG* (Cost $0)	40,000	0
Cash Equivalents 2.3%
Cash Management QP Trust, 5.33% (b) (Cost $12,485,384)	12,485,384	12,485,384
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 486,290,603)	99.0	535,659,101
Other Assets and Liabilities, Net	1.0	5,295,163

Net Assets	100.0	540,954,264

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2007 the DWS RREEF Global Real Estate Securities Fund has the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Diversified	238,555,324	45.9%
Office	85,104,646	16.4%
Shopping Centers	40,415,682	7.8%
Regional Malls	38,936,434	7.4%
Apartments	37,093,606	7.1%
Hotels	27,315,952	5.3%
Industrials	23,098,147	4.4%
Storage	14,197,821	2.7%
Health Care	12,651,446	2.4%
Manufactured Homes	2,970,550	0.6%
Total	520,339,608	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007